Segment information - Contributions by Geographical Area (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017 [2]
Disclosure of geographical areas [line items]
Revenue	[1]	£ 13,234.1	£ 13,046.7	[2]	£ 13,146.4
Headline PBIT	[3]	1,560.6	1,651.2	[2]	1,793.1
Non-current assets		15,698.9	17,762.9
North America [member]
Disclosure of geographical areas [line items]
Revenue	[1],[4]	4,854.7	4,851.7	[2]	5,083.5
Revenue less pass-through costs	[4],[5]	4,034.3	4,059.7	[2]	4,335.2
Headline PBIT	[3],[4]	£ 662.0	£ 710.6	[2]	£ 816.3
Headline PBIT margin	[6]	16.40%	17.50%	[2]	18.80%
Non-current assets		£ 6,833.1	£ 7,269.7
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenue	[1]	1,797.1	1,785.6	[2]	£ 1,737.4
Revenue less pass-through costs	[5]	1,390.1	1,393.8	[2]	1,390.0
Headline PBIT	[3]	£ 188.5	£ 179.6	[2]	£ 218.1
Headline PBIT margin	[6]	13.60%	12.90%	[2]	15.70%
Non-current assets		£ 1,754.6	£ 2,079.2
Western Continental Europe [member]
Disclosure of geographical areas [line items]
Revenue	[1]	2,628.8	2,589.6	[2]	£ 2,455.7
Revenue less pass-through costs	[5]	2,176.4	2,182.9	[2]	2,063.7
Headline PBIT	[3]	£ 261.5	£ 289.4	[2]	£ 249.8
Headline PBIT margin	[6]	12.00%	13.30%	[2]	12.10%
Non-current assets		£ 3,429.8	£ 4,385.6
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of geographical areas [line items]
Revenue	[1]	3,953.5	3,819.8	[2]	£ 3,869.8
Revenue less pass-through costs	[5]	3,245.7	3,239.3	[2]	3,355.0
Headline PBIT	[3]	£ 448.6	£ 471.6	[2]	£ 508.9
Headline PBIT margin	[6]	13.80%	14.60%	[2]	15.20%
Non-current assets		£ 3,681.4	£ 4,028.4

[1]	Intersegment sales have not been separately disclosed as they are not material.
[2]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
[3]	A reconciliation from operating profit to headline operating profit is provided in note 32
[4]	North America includes the US with revenue of £4,576.5 million (2018: £4,576.1 million, 2017: £4,782.0 million), revenue less pass-through costs of £3,806.3 million (2018: £3,836.0 million, 2017: £4,089.9 million) and headline operating profit of £620.6 million (2018: £674.4 million, 2017: £773.5 million).
[5]	Revenue less pass-through costs is revenue less media, data collection and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are changed directly to clients, predominantly media and data collection costs. See note 3 to the consolidated financial statements for more details of the pass-through costs.
[6]	Headline operating profit margin is calculated as headline operating profit (defined above) as a percentage of revenue less pass-through costs.